OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2024
OPERATING SEGMENTS
OPERATING SEGMENTS

16.  OPERATING SEGMENTS

GFL’s main lines of business are the transporting, managing, and recycling of solid and liquid waste and soil remediation services. GFL is divided into operating segments corresponding to the following lines of business: Solid Waste, which includes hauling, landfill, transfer and MRFs and Environmental Services, which includes liquid waste and soil remediation. Inter-segment transfers are made at market prices.

The operating segments are presented in accordance with the same criteria used for the internal report prepared for the chief operating decision-maker (“CODM”) who is responsible for allocating the resources and assessing the performance of the operating segments. The CODM assesses the performance of the segments on several factors, including gross revenue, intercompany revenue, revenue and adjusted EBITDA. GFL’s CODM is the Chief Executive Officer.

The Solid Waste segment follows a national internal reporting structure, and each country is considered a separate operating segment by the CODM.

The following tables present GFL’s revenue and Adjusted EBITDA by operating segment for the periods indicated. Gross revenue is calculated based on revenue before intercompany revenue eliminations.

	Year ended December 31, 2024
	Gross	Intercompany		Adjusted
	Revenue	Revenue	Revenue	EBITDA
Solid Waste
Canada	$2,215.7	$(275.3)	$1,940.4	$578.6
USA	4,767.7	(569.3)	4,198.4	1,441.7
Solid Waste	6,983.4	(844.6)	6,138.8	2,020.3
Environmental Services	1,910.0	(186.8)	1,723.2	490.9
Corporate	—	—	—	(260.7)
	$8,893.4	$(1,031.4)	$7,862.0	$2,250.5

	Year ended December 31, 2023
	Gross	Intercompany		Adjusted
	Revenue(1)	Revenue(2)	Revenue(3)	EBITDA(4)
Solid Waste
Canada	$2,039.7	$(265.3)	$1,774.4	$489.3
USA	4,570.2	(519.2)	4,051.0	1,300.0
Solid Waste	6,609.9	(784.5)	5,825.4	1,789.3
Environmental Services	1,852.1	(162.0)	1,690.1	458.7
Corporate	—	—	—	(244.3)
	$8,462.0	$(946.5)	$7,515.5	$2,003.7
(1)	Includes reclassification of $231.5 million into Environmental Services comprised of $45.3 million from Solid Waste Canada and $186.2 million from Solid Waste USA.
(2)	Includes reclassification of $4.3 million into Environmental Services comprised of $0.5 million from Solid Waste Canada and $3.8 million from Solid Waste USA.
(3)	Includes reclassification of $227.2 million into Environmental Services comprised of $44.8 million from Solid Waste Canada and $182.4 million from Solid Waste USA.
(4)	Includes reclassification of $75.9 million into Environmental Services comprised of $10.0 million from Solid Waste Canada and $65.9 million from Solid Waste USA.

The following table presents GFL’s reconciliation of net (loss) income to Adjusted EBITDA for the periods indicated:

	Year ended December 31,
	2024	2023
Net (loss) income	$(737.7)	$32.2
Add:
Depreciation of property and equipment	1,126.7	1,004.4
Amortization of intangible assets	441.1	485.3
Interest and other finance costs	674.9	627.2
Income tax (recovery) expense	(207.1)	159.9
Loss (gain) on foreign exchange	292.0	(72.9)
Gain on sale of property and equipment	(2.2)	(13.1)
Mark-to-market loss on Purchase Contracts	—	104.3
Share of net loss of investments accounted for using the equity method(1)	16.9	61.6
Share-based payments	104.7	124.8
Loss (gain) on divestiture	481.8	(580.5)
Transaction costs	53.2	78.4
Acquisition, rebranding and other integration costs	6.4	15.3
Founder/CEO remuneration(2)	26.8	—
Other	(27.0)	(23.2)
Adjusted EBITDA	$2,250.5	$2,003.7
(1)	Excludes share of net income of investments accounted for using the equity method for RNG projects.
(2)

Consists of cash payment to the Founder and CEO, which payment had been satisfied through the issuance of restricted share units in the year ended December 31, 2023 as reflected in “All Other Compensation” in the 2024 Management Information Circular.

Geographical information

Revenue from external customers and non-current assets can be analyzed according to the following geographic areas:

	Revenue		Non-current assets
	Year ended	Year ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Canada	$3,134.6	$2,946.6	$6,505.4	$6,577.0
USA	4,727.4	4,568.9	13,006.4	11,817.2
	$7,862.0	$7,515.5	$19,511.8	$18,394.2

Goodwill and indefinite life intangible assets by operating segment

The carrying amount of goodwill and indefinite life intangible assets allocated to the operating segments is as follows:

	December 31, 2024	December 31, 2023
Solid Waste
Canada	$2,097.9	$2,091.7
USA	5,738.5	5,601.7
Environmental Services	1,110.1	1,058.1
	$8,946.5	$8,751.5